Other (Income) Expense - Summary of Other (Income) Expense (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Disclosure of other operating income [line items]
Interest income		$ (241)	$ (229)
Foreign exchange loss		275	152
(Gain) loss on fair value adjustment of share purchase warrants held	[1]	2,101	(338)
(Gain) loss on fair value adjustment of convertible notes receivable	[1]	(5,733)	(1,899)
Other		(1,957)	144
Total other (income) expense		(5,776)	$ (2,170)
Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of other operating income [line items]
Dividends received from equity investments designated as FVTOCI relating to investments	[2]	$ (221)

[1]	FVTPL refers to Fair Value Through Profit or Loss
[2]	FVTOCI refers to Fair Value Through Other Comprehensive Income